Assets under management (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in Assets under management
Assets under management at beginning of period	SFr 1,368.7	SFr 1,277.6
Net new assets/(net asset outflows)	46.9	27.9
Market movements, interest, dividends and foreign exchange	(26.9)	92.5
of which market movements, interest and dividends	9.8	43.6
of which foreign exchange	(36.7)	48.9
Other effects	(174.6)	(29.3)
Assets under management at end of period	1,214.1	1,368.7
Impact of the updated AuM Policy	46.4
Discontinued operations
Changes in Assets under management
Net new assets/(net asset outflows)		(2.0)
Bank
Changes in Assets under management
Assets under management at beginning of period	1,351.1	1,265.1
Net new assets/(net asset outflows)	46.4	27.2
Market movements, interest, dividends and foreign exchange	(26.6)	87.4
of which market movements, interest and dividends	10.0	38.6
of which foreign exchange	(36.6)	48.8
Other effects	(174.0)	(28.6)
Assets under management at end of period	1,196.9	1,351.1
Impact of the updated AuM Policy	SFr 45.9
Bank | Discontinued operations
Changes in Assets under management
Net new assets/(net asset outflows)		SFr (2.0)